Net Asset and Liabilities Assumed and Goodwill Arising (Detail) In Thousands, unless otherwise specified				1 Months Ended																									1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 28, 2013 Angle Labs USD ($)		May 14, 2013 Privacy Choice Llc USD ($)		Jun. 28, 2013 Lpi Level Platforms Inc USD ($)		Sep. 02, 2013 ASR Technologies Ab USD ($)		Jan. 13, 2012 OpenInstall Inc USD ($)		Jul. 06, 2012 Crossloop Inc USD ($)		Oct. 01, 2012 Avalanche USD ($)		Jan. 04, 2011 Droid Security Ltd USD ($)		May 18, 2011 IMedix Web Technologies Limited USD ($)		Aug. 19, 2011 Tune Up Software Gmbh USD ($)		Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Carrying Value USD ($)		Aug. 19, 2011 Tune Up Software Gmbh Fair Value Adjustment USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)		Oct. 31, 2011 AVG Distribution Switzerland AG EUR (€)	Oct. 26, 2011 Bsecure USD ($)
Business Acquisition [Line Items]
Net assets (liabilities) acquired				$ 50				$ 1,001				$ 41	[1]			$ 672	[2]	$ (297)	[3]	$ (1,262)	[4]								$ (598)	[5]		$ 584	[6]
Intangible assets				3,170	[7]	3,480	[8]	19,310	[9]	2,341	[10]	3,265	[11]	600	[12]	3,974	[13]	1,104	[14]	3,634	[15]	17,090	[16]		28	[16]	17,062	[16]	4,741	[17]		4,510	[18]
Goodwill	84,843	81,276	71,367			360	[19]	3,513	[20]			3,559	[21]			5,647	[22]	4,782	[23]	3,300	[24]	29,195	[25]				29,195	[25]	1,295	[26]		1,445	[27]
Total assets acquired				3,220																		52,040			5,139		46,901
Cash consideration paid				2,865		3,200		20,130		1,491		4,049		500		7,450		4,400		3,761		34,430	[28]						5,438			4,799
Deferred purchase consideration	1,840			355	[29]	640	[30]	3,288	[30]	850	[31]	1,600	[32]							1,911	[33]
Business acquisition, cost of acquired entity, purchase price				3,220		3,840		23,418		2,341		5,649		600		10,293		5,589		5,672		45,020							5,438		3,900	6,539
Net assets acquired						3,840		23,418		2,341		5,649		600		10,293		5,589		5,672		45,020			(12,314)		57,334		5,438			6,539
Deferred tax liabilities								(406)				(1,216)						276		808		3,351					3,351		474
Cash consideration expected to be paid in earn out payments														100	[34]	2,843	[35]	1,189	[36]			10,590	[28]	7,400								1,740	[37]
Cash and cash equivalents												102						525		600		2,567	[38]		2,567	[38]			669
Trade accounts receivable, net																						829			829
Inventories																						74			74
Prepaid expenses and other current assets																						1,470			826		644
Property and equipment, net												19				162						815			815
Accounts payable																						658			658
Accrued and other liabilities																						1,854			1,854
Deferred revenues																						1,157			14,941		(13,784)					832
Total liabilities assumed																						$ 7,020			$ 17,453		$ (10,433)

[1]	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
[2]	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
[3]	Net liabilities included deferred tax liability of $276 and net working capital and other liabilities of $21. The cash acquired in the transaction totaled $525.
[4]	Net liabilities included a deferred tax liability of $808 and net working capital and other liabilities of $454. The cash acquired in the transaction amounted to $600.
[5]	Net liabilities included deferred tax liability of $474 and net working capital and other liabilities of $124. The cash acquired in the transaction totaled $669.
[6]	Net assets included deferred revenue liability of $832, deferred tax assets of $1,166 and net working capital and other assets of $250.
[7]	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.
[8]	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
[9]	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
[10]	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.
[11]	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
[12]	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.
[13]	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
[14]	Intangible assets included developed technology of $1,104, which is amortized over its estimated useful life of 4 years.
[15]	Intangible assets included developed technology of $2,824, customer relationships of $539 and trade-names, which were classified as indefinite-lived intangibles, of $271. Developed technology and customer relationships are amortized over their estimated useful lives of 5 years and 3 years, respectively.
[16]	Intangible assets included developed technology of $6,252, customer relationships of $1,378, brand and domain names of $9,432 and other intangibles of $28. Developed technology, customer relationships, brand and domain names and other intangibles are amortized over their estimated useful lives of 4 years, 5 years, 8 years and 4 years, respectively.
[17]	Intangible assets included developed technology of $625, customer relationships of $4,099 and brand and domain names of $17, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[18]	Intangible assets included developed technology of $4,000, customer relationships of $490 and brand and domain names of $20, which are amortized over their estimated useful lives of 5 years, 5 years and 8 years, respectively.
[19]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of PrivacyChoice technology with the Company's existing solutions.
[20]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of LPI's technology with the Company's existing solutions and LPI's workforce.
[21]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of OpenInstall technology with the Company's existing solutions.
[22]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Avalanche distribution network.
[23]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Droid software with the Company's existing solutions.
[24]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of iMedix software with the Company's existing solutions.
[25]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of TuneUp software with the Company's existing solutions.
[26]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of AVG DACH distribution network.
[27]	The goodwill resulted primarily from the Company's expectation of synergies from the integration of Bsecure technology with the Company's existing solutions.
[28]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012 and a payment of €1.1 million ($1.4 million) in the financial year 2013.
[29]	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[30]	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[31]	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.
[32]	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.
[33]	The purchase consideration was deferred for the period of 12 months after the acquisition date and served as a security for the indemnification obligations of the selling shareholders. During financial year 2012, the Company paid $1,900 of deferred purchase consideration.
[34]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.
[35]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.
[36]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011, 2012 and 2013, the Company paid in earn out payments classified as contingent consideration $738, $546 and $348, respectively. In addition the Company recorded compensation expense of $1,142, $2,461 and $2050, respectively. The increase in 2012 compared to 2011 was a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[37]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.
[38]	Included in cash consideration paid was €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.